Net fee income (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Summary of net fee income

Net fee income by global business
	2022
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Funds under management	1,769	105	503	—	2,377
Cards	2,146	313	32	—	2,491
Credit facilities	100	776	598	—	1,474
Broking income	575	40	634	—	1,249
Account services	337	718	356	1	1,412
Unit trusts	682	14	—	—	696
Underwriting	1	2	443	(5)	441
Global custody	140	14	767	—	921
Remittances	72	378	348	1	799
Imports/exports	—	475	159	—	634
Insurance agency commission	283	16	1	—	300
Other	1,423	1,082	2,382	(2,468)	2,419
Fee income	7,528	3,933	6,223	(2,471)	15,213
Less: fee expense	(2,497)	(240)	(3,464)	2,439	(3,762)
Net fee income	5,031	3,693	2,759	(32)	11,451

	2021
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Funds under management	1,984	126	546	—	2,656
Cards	1,949	240	23	1	2,213
Credit facilities	103	833	690	1	1,627
Broking income	863	69	669	—	1,601
Account services	429	677	340	6	1,452
Unit trusts	1,065	23	—	—	1,088
Underwriting	4	6	1,009	(2)	1,017
Global custody	167	24	787	—	978
Remittances	75	357	343	—	775
Imports/exports	1	474	145	—	620
Insurance agency commission	324	17	—	—	341
Other	1,305	1,077	2,503	(2,465)	2,420
Fee income	8,269	3,923	7,055	(2,459)	16,788
Less: fee expense	(2,375)	(284)	(3,452)	2,420	(3,691)
Net fee income	5,894	3,639	3,603	(39)	13,097

	2020
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Funds under management	1,686	126	477	—	2,289
Cards	1,564	360	25	—	1,949
Credit facilities	93	740	626	—	1,459
Broking income	862	61	616	—	1,539
Account services	431	598	264	—	1,293
Unit trusts	881	18	—	—	899
Underwriting	5	9	1,002	(1)	1,015
Global custody	189	22	723	—	934
Remittances	77	313	288	(1)	677
Imports/exports	—	417	160	—	577
Insurance agency commission	307	17	1	—	325
Other	1,123	893	2,369	(2,290)	2,095
Fee income	7,218	3,574	6,551	(2,292)	15,051
Less: fee expense	(1,810)	(349)	(3,284)	2,266	(3,177)
Net fee income	5,408	3,225	3,267	(26)	11,874